Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenue	$ 2,367	$ 7,468
Cost of revenue	(1,176)	(2,523)
Operating Expenses
Product development costs	482,141	498,996	1,433,027
Professional fees	920,208	881,016	953,350
Selling, general and administration	2,867,250	1,566,306	1,439,634
Operating Loss	4,269,599	2,946,318	3,826,011
Loss before other items	(4,268,408)	(2,941,373)	(3,826,011)
Other Items
Interest expense	(6,350,401)	(5,468,328)	(2,116,466)
Loss on settlement of debt		(33,614)
Other income			26,460
Total Other Items	(6,350,401)	(5,501,942)	(2,090,006)
Net Loss	(10,618,809)	(8,443,315)	(5,916,017)
Exchange difference on translating foreign operations	17,556	(11,409)
Comprehensive loss for the year	$ (10,601,253)	$ (8,454,724)	$ (5,916,017)
Weighted average number of ordinary shares outstanding, basic and diluted	548,078,686	534,980,347	337,033,584
Loss per share, basic and diluted	$ (0.02)	$ (0.02)	$ (0.02)